ECONOMIC DEPENDENCE	12 Months Ended
Dec. 31, 2018
Disclosure of acquisition of economic dependence [Abstract]
ECONOMIC DEPENDENCE

18.	ECONOMIC DEPENDENCE

For the period ended December 31, 2018, all the sales were generated by seven customers (2017 and 2016 – two customers). The loss of one or more of these customers could have a material adverse effect on the Company’s financial position and results of operations.